Revenue and Operating Expenses - Schedule of Disaggregation Revenue Per Product Segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by home organization products:
Revenue by products	$ 14,243,015	$ 14,100,758	$ 13,009,507
Kitchen and food preservation [Member]
Revenue by home organization products:
Revenue by products	2,091,217	2,043,780	2,027,320
Home solutions [Member]
Revenue by home organization products:
Revenue by products	1,144,850	1,360,119	1,081,778
Laundry & Cleaning [Member]
Revenue by home organization products:
Revenue by products	697,277	714,678	666,220
Tech & mobility [Member]
Revenue by home organization products:
Revenue by products	532,729	719,320	521,348
Bedroom [Member]
Revenue by home organization products:
Revenue by products	438,813	413,565	620,282
Bathroom [Member]
Revenue by home organization products:
Revenue by products	403,606	401,284	418,190
Wellness [Member]
Revenue by home organization products:
Revenue by products	306,211	284,212	351,768
Other [Member]
Revenue by home organization products:
Revenue by products	73,956	54,876	39,702
Home Organization Products [Member]
Revenue by home organization products:
Revenue by products	5,688,659	5,991,834	5,726,608
Fragrance [Member]
Revenue by home organization products:
Revenue by products	5,574,095	5,547,588	5,139,914
Color (cosmetics) [Member]
Revenue by home organization products:
Revenue by products	1,182,046	1,119,351	909,238
Skin care [Member]
Revenue by home organization products:
Revenue by products	993,529	907,234	785,450
Toiletries [Member]
Revenue by home organization products:
Revenue by products	804,686	534,751	448,297
Beauty and Personal Care Products [Member]
Revenue by home organization products:
Revenue by products	$ 8,554,356	$ 8,108,924	$ 7,282,899